EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator [Abstract]
Net Income (Loss)	$ (171,328)	$ 50,033	$ (10,352)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	162,549,611	149,292,586	142,571,361
Dilutive - Weighted Average Common Shares Outstanding (in shares)	162,549,611	149,292,586	142,571,361
Earnings (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ (1.05)	$ 0.34	$ (0.07)
Diluted (in dollars per share)	$ (1.05)	$ 0.34	$ (0.07)